Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 559,272	¥ 3,893,538		¥ 6,004,231
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents		139,896		79
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents		2,154,711		4,707,868
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 229,198	¥ 1,598,931	$ 188,869	¥ 1,296,284